Segmentation of key figures (Details 5) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,764	$ 11,339	$ 22,870	$ 22,254
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			8.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 425		$ 616
Net sales, change in %	4.00%
Net sales, change in %, cc	8.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,326	8,876	$ 18,106	17,274
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			5.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,606	3,433	$ 6,927	6,624
Innovative Medicines | Oncology [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			5.00%
Net sales, change in %, cc			9.00%
Innovative Medicines | Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 323	416	$ 630	808
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(22.00%)
Net sales, change in %, cc			(18.00%)
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(22.00%)
Net sales, change in %, cc	(19.00%)
Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 468	488	$ 902	954
Innovative Medicines | Oncology [member] | Tasigna [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(5.00%)
Net sales, change in %, cc			(2.00%)
Innovative Medicines | Oncology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)
Net sales, change in %, cc	(1.00%)
Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 403	399	$ 795	799
Innovative Medicines | Oncology [member] | Sandostatin [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(1.00%)
Net sales, change in %, cc			3.00%
Innovative Medicines | Oncology [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 401	408	$ 774	783
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(1.00%)
Net sales, change in %, cc			1.00%
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)
Net sales, change in %, cc	0.00%
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 253	289	$ 491	550
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(11.00%)
Net sales, change in %, cc			(8.00%)
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)
Net sales, change in %, cc	(10.00%)
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 340	284	$ 637	551
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			16.00%
Net sales, change in %, cc			21.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%
Net sales, change in %, cc	25.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 349	292	$ 656	549
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			19.00%
Net sales, change in %, cc			24.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%
Net sales, change in %, cc	23.00%
Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 193	219	$ 380	433
Innovative Medicines | Oncology [member] | Votrient [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(12.00%)
Net sales, change in %, cc			(9.00%)
Innovative Medicines | Oncology [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)
Net sales, change in %, cc	(9.00%)
Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 284	239	$ 542	473
Innovative Medicines | Oncology [member] | Jakavi [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			15.00%
Net sales, change in %, cc			23.00%
Innovative Medicines | Oncology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%
Net sales, change in %, cc	26.00%
Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 111	59	$ 202	103
Innovative Medicines | Oncology [member] | Kisqali [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			96.00%
Net sales, change in %, cc			103.00%
Innovative Medicines | Oncology [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	88.00%
Net sales, change in %, cc	94.00%
Innovative Medicines | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 109	24	$ 215	30
Innovative Medicines | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 58	16	$ 103	28
Innovative Medicines | Oncology [member] | Kymriah [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			268.00%
Net sales, change in %, cc			281.00%
Innovative Medicines | Oncology [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	263.00%
Net sales, change in %, cc	278.00%
Innovative Medicines | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 314	300	$ 600	563
Innovative Medicines | Oncology [member] | Other [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			11.00%
Innovative Medicines | Oncology [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,720	5,443	$ 11,179	10,650
Innovative Medicines | Pharmaceutical [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			5.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Pharmaceutical [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,174	1,180	$ 2,335	2,337
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			0.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	4.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 536	515	$ 1,069	1,035
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 106	134	$ 221	258
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(14.00%)
Net sales, change in %, cc			(11.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)
Net sales, change in %, cc	(19.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 532	531	$ 1,045	1,044
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			0.00%
Net sales, change in %, cc			4.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 886	889	$ 1,683	1,730
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(3.00%)
Net sales, change in %, cc			1.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%
Net sales, change in %, cc	3.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 825	866	$ 1,591	1,687
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(6.00%)
Net sales, change in %, cc			(2.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)
Net sales, change in %, cc	(2.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 24		$ 42
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 37	23	$ 50	43
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			16.00%
Net sales, change in %, cc			23.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	61.00%
Net sales, change in %, cc	72.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 461	449	$ 906	882
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 290	261	$ 571	516
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			11.00%
Net sales, change in %, cc			19.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%
Net sales, change in %, cc	18.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5	6	$ 12	13
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(8.00%)
Net sales, change in %, cc			0.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(17.00%)
Net sales, change in %, cc	(2.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 166	182	$ 323	353
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(8.00%)
Net sales, change in %, cc			(2.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)
Net sales, change in %, cc	(4.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 112	116	$ 216	222
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(3.00%)
Net sales, change in %, cc			4.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)
Net sales, change in %, cc	1.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 34	39	$ 65	77
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(16.00%)
Net sales, change in %, cc			(9.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(13.00%)
Net sales, change in %, cc	(9.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20	27	$ 42	54
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(22.00%)
Net sales, change in %, cc			(15.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(26.00%)
Net sales, change in %, cc	(18.00%)
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 427	245	$ 790	449
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			76.00%
Net sales, change in %, cc			81.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	74.00%
Net sales, change in %, cc	79.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 421	239	$ 778	439
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			77.00%
Net sales, change in %, cc			83.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	76.00%
Net sales, change in %, cc	81.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 6	6	$ 12	10
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			20.00%
Net sales, change in %, cc			20.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%
Net sales, change in %, cc	14.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,749	1,847	$ 3,500	3,713
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(6.00%)
Net sales, change in %, cc			0.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)
Net sales, change in %, cc	0.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 124	115	$ 240	224
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 320	332	$ 635	650
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(2.00%)
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)
Net sales, change in %, cc	2.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 283	244	$ 544	509
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			14.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%
Net sales, change in %, cc	23.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 264	250	$ 531	498
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			14.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 110	120	$ 213	235
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(9.00%)
Net sales, change in %, cc			(4.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)
Net sales, change in %, cc	(3.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 95	114	$ 208	229
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(9.00%)
Net sales, change in %, cc			(4.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(17.00%)
Net sales, change in %, cc	(13.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 553	672	$ 1,129	1,368
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(17.00%)
Net sales, change in %, cc			(12.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)
Net sales, change in %, cc	(13.00%)
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,023	833	$ 1,965	1,539
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			28.00%
Net sales, change in %, cc			32.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%
Net sales, change in %, cc	26.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 858	701	$ 1,649	1,281
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			29.00%
Net sales, change in %, cc			32.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%
Net sales, change in %, cc	25.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 165	$ 132	$ 316	$ 258
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			22.00%
Net sales, change in %, cc			29.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	25.00%
Net sales, change in %, cc	31.00%